PROPERTY AND EQUIPMENT, NET (FY) (Tables)	12 Months Ended
Dec. 31, 2018
PROPERTY AND EQUIPMENT, NET [Abstract]
Property and Equipment, Net
Composition and movement:
2018:

	Machinery	Office furniture and equipment	Leasehold improvements	Project in process	Total
Cost:

Balance at January 1, 2018	$2,181	$396	$992	$47	$3,616
Additions	973	139	107	421	1,640

Balance at December 31, 2018	3,154	535	1,099	468	5,256

Accumulated depreciation:

Balance at January 1, 2018	1,558	308	810	—	2,676
Depreciation	195	37	37	—	269

Balance at December 31, 2018	1,753	345	847	—	2,945

Property and equipment, net at December 31, 2018	$1,401	$190	$252	$468	$2,311
2017:

	Machinery	Office furniture and equipment	Leasehold improvements	Project in process	Total
Cost:

Balance at January 1, 2017	$1,902	$369	$943	$—	$3,214
Additions	279	27	49	47	402

Balance at December 31, 2017	2,181	396	992	47	3,616

Accumulated depreciation:

Balance at January 1, 2017	1,433	292	789	—	2,514
Depreciation	125	16	21	—	162

Balance at December 31, 2017	1,558	308	810	—	2,676

Property and equipment, net at December 31, 2017	$623	$88	$182	$47	$940